OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of other receivables

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Financial assets
Loans to an unrelated company (i)	83,600	87,200	12,022
Deposits	790	556	76
Others	1,000	1,000	138
	85,390	88,756	12,236

Staff advance	237	249	35
Others	90	87	12
	327	336	47

Impairment allowance	(2,984)	(9,813)	(1,353)

Total	82,733	79,279	10,930

(i)	The balance as of June 30, 2023 consisted of a loan in the amount of CNY80,000 (US$11,029) and the corresponding interest receivable amounted to CNY7,200 (US$993) from an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was extended for another year to June 30, 2024 when it was due to mature on June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group.